Document and Entity Information	Sep. 08, 2021
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001830214
Document Type	8-K
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	SOARING EAGLE ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40097
Entity Address, Address Line One	955 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10075
City Area Code	(310)
Local Phone Number	209-7280
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Fifth Of One Redeemable Warrant 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant
Trading Symbol	SRNGU
Security Exchange Name	NASDAQ
Class A Ordinary Share Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary share, par value $0.0001 per share
Trading Symbol	SRNG
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	SRNGW
Security Exchange Name	NASDAQ